Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Note 20:	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2015
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,923,681	$2,830,112	$2,859,579	$2,901,492
Interest expense	252,749	267,433	293,141	314,050
Net interest income	2,670,932	2,562,679	2,566,438	2,587,442
Provision for loan losses	30,000	45,000	35,000	30,000
Net interest income after provision for loan losses	2,640,932	2,517,679	2,531,438	2,557,442
Noninterest income	1,096,519	991,626	1,063,287	1,035,458
Noninterest expense	2,814,601	2,579,660	2,431,183	2,515,789
Income before income taxes	922,850	929,645	1,163,542	1,077,111
Income tax expense	218,785	230,247	327,139	290,854

Net income	$704,065	$699,398	$836,403	$786,257

Basic earnings per share	$0.40	$0.40	$0.47	$0.44
Diluted earnings per share	$0.39	$0.39	$0.47	$0.44

	Year Ended December 31, 2014
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,921,442	$2,946,212	$2,978,484	$3,045,770
Interest expense	337,222	353,542	371,036	389,658
Net interest income	2,584,220	2,592,670	2,607,448	2,656,112
Provision for loan losses	150,000	30,000	30,000	30,000
Net interest income after provision for loan losses	2,434,220	2,562,670	2,577,448	2,626,112
Noninterest income	1,059,478	1,024,088	947,678	997,532
Noninterest expense	2,658,085	2,470,123	2,723,872	2,470,346
Income before income taxes	835,613	1,116,635	801,254	1,153,298
Income tax expense	183,641	260,619	176,277	313,509

Net income	$651,972	$856,016	$624,977	$839,789

Basic earnings per share	$0.37	$0.48	$0.35	$0.47
Diluted earnings per share	$0.36	$0.47	$0.35	$0.47